Other Payables and Accruals - Schedule of Other Payables and Accruals (Details) (10-K) - USD ($)		Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued payroll and welfare payable		$ 1,709	$ 12,882	$ 10,820
VAT and other taxes payable		208	6,380	557
Others	[1]	575,226	501,678	284,241
Accounts Payable, Other Payables and Accruals		$ 577,224	$ 520,940	$ 295,618

[1]	Others primarily consist of rental payable.